UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kinsight, LLC
Address: 600 University Park Place
         Suite 501
         Birmingham, AL  35209

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joshua W. Lancaster
Title:     Chief Compliance Officer
Phone:     205-871-3334

Signature, Place, and Date of Signing:

 /s/ Joshua W. Lancaster     Birmingham, AL     January 30, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $120,694 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101      318     3425 SH       SOLE                     3425        0        0
AT&T INC                       COM              00206R102      541    16062 SH       SOLE                    16062        0        0
COCA COLA CO                   COM              191216100      405    11163 SH       SOLE                    11163        0        0
ENERGEN CORP                   COM              29265n108      267     5915 SH       SOLE                     5915        0        0
EXXON MOBIL CORP               COM              30231G102      600     6934 SH       SOLE                     6934        0        0
GENERAL ELECTRIC CO            COM              369604103      356    16984 SH       SOLE                    16984        0        0
GENUINE PARTS CO               COM              372460105      224     3520 SH       SOLE                     3520        0        0
HUNTINGTON BANCSHARES INC      COM              446150104       73    11424 SH       SOLE                    11424        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      313     1634 SH       SOLE                     1634        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      498    11232 SH       SOLE                    11232        0        0
JOHNSON & JOHNSON              COM              478160104      456     6504 SH       SOLE                     6504        0        0
PFIZER INC                     COM              717081103      253    10099 SH       SOLE                    10099        0        0
PHILIP MORRIS INTL INC         COM              718172109      241     2878 SH       SOLE                     2878        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935s105    13962   502603 SH       SOLE                   502603        0        0
PROASSURANCE CORP              COM              74267C106      748    17726 SH       SOLE                    17726        0        0
REGIONS FINL CORP NEW          COM              7591EP100       95    13351 SH       SOLE                    13351        0        0
SCHLUMBERGER LTD               COM              806857108      335     4834 SH       SOLE                     4834        0        0
SOUTHERN CO                    COM              842587107      304     7113 SH       SOLE                     7113        0        0
UNITEDHEALTH GROUP INC         COM              91324P102      224     4125 SH       SOLE                     4125        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     4641    55225 SH       SOLE                    55225        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     4116    56171 SH       SOLE                    56171        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     8318   186801 SH       SOLE                   186801        0        0
VANGUARD SCOTTSDALE FDS        VNG RUS2000IDX   92206C664    17102   255255 SH       SOLE                   255255        0        0
VANGUARD SCOTTSDALE FDS        VNG RUS1000IDX   92206C730    51039   782694 SH       SOLE                   782694        0        0
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858    14571   413590 SH       SOLE                   413590        0        0
VULCAN MATLS CO                COM              929160109      230     4416 SH       SOLE                     4416        0        0
WAL-MART STORES INC            COM              931142103      238     3483 SH       SOLE                     3483        0        0
WELLS FARGO & CO NEW           COM              949746101      226     6621 SH       SOLE                     6621        0        0